Segment and Geographic Information (Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 1,578,039	$ 1,803,743
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Total assets	1,594,014	1,772,577
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Total assets	751,550	786,897
Reportable Geographical Segments | Caribbean division
Segment Reporting Information [Line Items]
Total assets	303,467	416,541
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Total assets	247,697	271,558
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Total assets	291,300	297,581
Corporate and Others
Segment Reporting Information [Line Items]
Total assets	105,835	172,400
Purchase Price Allocation
Segment Reporting Information [Line Items]
Total assets	$ (121,810)	$ (141,234)